Derivative Liability	12 Months Ended
Jul. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

6. Derivative Liability

On October 23, 2015, we completed a first closing of a private placement financing (the “2015 Private Placement Financing”), where we issued, among other securities, a warrant to purchase up to an aggregate of 6,666,666 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 8,666,666 shares of common stock with a term of six months.

On November 23, 2015, we completed a second and final closing of the 2015 Private Placement Financing, where we issued, among other securities, a warrant to purchase up to an aggregate of 2,222,217 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 2,820,670 shares of common stock with a term of six months.

We accounted for the combined 20,376,219 warrants issued in connection with the 2015 Private Placement Financing in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

During the fiscal year ended July 31, 2016, (i) all 2,820,670 of the six-month warrants issued in the second and final closing were exercised, (ii) the six-month warrants issued in the first closing expired and (iii) the five-year warrants issued in the first closing were cancelled.

On September 25, 2017, we completed the first closing of a tender offer (the “Tender Offer”) to amend and exercise outstanding warrants to purchase shares of our common stock held by the investors participating in the 2015 Private Placement Financing and our 2014 and 2017 private placement financings. As a result, 1,599,135 warrants issued in connection with the 2015 Private Placement Financing were exercised for cash. In addition, there was a net exercise on 118,057 warrants which resulted in the issuance of 63,811 shares of our common stock. The net exercised warrants were issued in connection with the 2015 Private Placement Financing. The change in fair value of the warrant liabilities on September 25, 2017 was recorded as a change in derivative liabilities in the consolidated statements of operations. The fair value on the exercise date was returned to additional paid-in capital and is reflected in the settlement of warrant liability section on the table in Note 5. The following assumptions were used as inputs to the fair value model at September 25, 2017: stock price of $1.00 per share and a warrant exercise price of $0.45 per share as of the valuation date; our historical stock price volatility of 70.00%; risk free interest rate on U.S. treasury notes of 1.6%; warrant expiration of 3.2 years (See Note 7 to these consolidated financial statements).

On October 10, 2017, we completed a second and final closing of the Tender Offer. As a result, 268,909 warrants issued in connection with the 2015 Private Placement Financing were exercised. The change in fair value of the warrant liabilities on October 10, 2017 was recorded as a change in derivative liabilities in the consolidated statements of operations. The fair value on the exercise date was returned to additional paid-in capital and is reflected in the settlement of warrant liability section on the table in Note 5. The following assumptions were used as inputs to the fair value model at October 10, 2017: stock price of $1.03 per share and a warrant exercise price of $0.45 per share as of the valuation date; our historical stock price volatility of 70.00%; risk free interest rate on U.S. treasury notes of 1.6%; warrant expiration of 3.1 years (See Note 7 to these consolidated financial statements).

During the fiscal year ended July 31, 2018, all remaining warrants containing derivative features issued in connection with the 2015 Private Placement Financing were exercised.

As of July 31, 2018, the total value of the derivative liabilities was zero. The change in fair value of the warrant liabilities for fiscal years ended July 31, 2018 and 2017, was a decrease of $459,000 and an increase $277,000, respectively, which was recorded as a change in derivative liabilities in the consolidated statements of operations.